DECHERT LLP

1900 K STREET, N.W.

WASHINGTON, D.C. 20006

(202) 261-3300

May 3, 2021

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:       Fenimore Asset Management Trust (the “Trust”)

File Nos. 33-7190 and 811-04750

Ladies and Gentlemen:

This letter is being transmitted by the Trust, on behalf of its series, FAM Value Fund, FAM Dividend Focus Fund and FAM Small Cap Fund (each a “Fund” and collectively the “Funds”), pursuant to Rule 497(j) under the Securities Act of 1933, as amended.

Pursuant to Rule 497(j), and on behalf of the Trust, we hereby certify that (i) the forms of Prospectus and Statement of Additional Information for the Funds that would have been filed pursuant to paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 69 (SEC Accession No. 0001580642-21-001944) to the Trust’s Registration Statement on Form N-1A (the “Amendments”). The text of the Amendments was filed electronically with the U.S. Securities and Exchange Commission on April 29, 2021.

Please direct any comments or questions to the undersigned at (202) 261-3364. Thank you.

Very truly yours,

/s/ Patrick W.D. Turley